Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2018
Basis of Preparation [Abstract]
Consolidation
Consolidation
These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. Subsidiaries are all entities over which the Company has the power to govern the financial and operating policies. The Company has a 100% voting interest in all of its subsidiaries.
Intercompany transactions, balances and unrealized gains on transactions between companies are eliminated.

Translation of foreign currencies
Translation of foreign currencies
Each asset and liability, revenue or expense arising from a foreign currency transaction is recorded at average rates of exchange during the period. The monetary assets and liabilities denominated in foreign currencies are translated into US dollars at rates of exchange in effect at the end of the period. Foreign exchange gains and losses arising on translation or settlement of a foreign currency denominated monetary item are included in the consolidated statements of operations and comprehensive loss.
All references to CA$ are to the lawful currency of Canada.

Revenue recognition
Revenue recognition
IFRS 15 replaces IAS 18, Revenue, IAS 11 Construction Contracts, and other interpretive guidance associated with revenue recognition and provides a single model to determine how and when an entity should recognize revenue, as well as requiring entities to provide more informative, relevant disclosures in respect of its revenue recognition criteria.
The Company's accounting policy commencing January 1, 2018 is described below.
The Company has agreements in specific regions with strategic partners. These agreements may include one-time payments (upfront payments), payments in the form of cost reimbursements, milestone payments, royalties and license fees.
Once the Company determines that a contract exists and the contract is with a customer, it identifies the performance obligations within the contract. A performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services and is the unit of account for recognizing revenue.
Next the Company determines the transaction price. The transaction price reflects the amount of consideration to which the Company expects to be entitled in exchange for the goods or services transferred. Management takes into account consideration that is variable and only includes variable consideration to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
The transaction price is then allocated to the various performance obligations based on the relative standalone selling prices of the goods or services being provided.
Revenue is recognized when or as performance obligations are satisfied by transferring control of a promised good or service to a partner at a point in time or over time.
Where the period between the transfer of goods or services to the customer and payment exceeds one year the transaction prices are adjusted for the time value of money.
Revenues for each unit of accounting are recorded as described below:

•	Licensing revenues
License revenues represent non-refundable payments received at the time of signature of license agreements. The licensing agreement can represent a right to access, that transfers over time or a right to use, that transfers at a point in time.
The promise is to provide a right to access when the contract requires, or the customer reasonably expects, that the Company will undertake activities that significantly affect the intellectual property to which the customer has rights, when the rights granted by the license directly expose the customer to any positive or negative effects of the Company’s activities that may significantly affect the intellectual property and those activities do not result in the transfer of a good or service to the customer as those significant activities occur. If these criteria are met, the Company recognizes the revenue on a systematic basis over the period which the related services and activities are rendered and all obligations are performed.
If these criteria are not met, it is a right to use a license, and the revenue is recognized when the license is granted to the customer at a point in time.

•	Contract revenue
Contract revenue includes any other contracts service or sale agreements entered into outside of licensing arrangements. These contracts include non-refundable payments received in milestones or royalty payments which are recognized according to the milestone payments and royalty payments following.

•	Milestone payments
Milestone payments can be part of both licensing arrangements and other service or sale contracts. These are generally based on developmental or regulatory events, are forms of variable consideration and are only included in the transaction price and recognized as revenue when it is highly probable that a significant reversal will not occur when the uncertainty associated with the milestone is subsequently resolved.

•	Royalty payments
Royalty payments can be part of both licensing arrangements and other service or sale contracts. Royalty payments are recognized only when the later of the subsequent sale occurs and the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied.
Up to December 31, 2017, payments received under collaboration agreements, which may have included upfront payments, milestone payments, contract services, royalties and license fees were recorded as follows:

•	Licensing and research and development revenues
The Company has agreements in specific regions with strategic partners. Licensing agreements usually include one-time payments (upfront payments), payments for research and development services in the form of cost reimbursements, milestone payments and royalty receipts. Revenues associated with those multiple-element arrangements were allocated to the various elements based on their relative fair value.
Agreements containing multiple elements were divided into separate units of accounting if certain criteria were met, including whether the delivered element had stand-alone value to the customer and whether there was objective and reliable evidence of the fair value of the undelivered obligation(s). The consideration received was allocated among the separate units based on each unit’s fair value, and the applicable revenue recognition criteria were applied to each of the separate units.
License fees representing non-refundable payment received at the time of signature of a licensing agreements were recognized as revenue when the Company had no significant future performance obligations and collectability of the fees was reasonably assured. License fees received at the beginning of licensing agreements were significant future obligations exist were deferred and recognized as revenue on a systematic basis over the period during which the related services are rendered and all obligations were performed.

•	Milestone payments
Milestone payments, which were generally based on developmental or regulatory events, were recognized when the milestones were achieved, collectability was assured, and when the Company had no significant future performance obligations in connection with the milestones.

Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents consist of cash on hand, deposits held with banks and other short-term highly liquid investments with original maturities of three months or less. Cash equivalents are readily converted into known amounts of cash, and are subject to an insignificant risk of change in value.

Property and equipment
Property and equipment
Property and equipment are stated at cost less accumulated amortization and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The carrying amount of a replaced asset is derecognized when replaced. Repair and maintenance costs are charged to the consolidated statements of operations and comprehensive loss during the period in which they are incurred.

Acquired intellectual property and other than goodwill
Acquired intellectual property and other intangible assets
External patent costs specifically associated with the preparation, filing and obtaining of patents are capitalized and amortized straight-line over the shorter of the estimated useful life and the patent life, commencing in the year of the grant of the patent. Other intellectual property expenditures are recorded as research and development expenses on the consolidated statements of operations and comprehensive loss as incurred.
Separately acquired intellectual property is shown at historical cost. The initial recognition of a reacquired right is recognized as an intangible asset measured on the basis of the remaining contractual term of the related contract. If the terms of the contract giving rise to a reacquired right are favourable or unfavourable relative to the terms of current market transactions for the same or similar items, the difference is recognized as a gain or loss in the consolidated statements of operations and comprehensive loss upon initial recognition. Purchased intellectual property and reacquired rights are capitalized and amortized on a straight-line basis in the consolidated statements of operations and comprehensive loss over periods ranging from 10 to 20 years.

Impairment of non-financial assets
Impairment of non-financial assets
Property and equipment and acquired intellectual property and other intangible assets with a finite useful life are tested for impairment when events or changes in circumstances indicate the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The Company evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Share capital
Share capital
Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares are recognized as a deduction from equity, net of any tax effects. Transaction costs might be incurred in anticipation of an issuance of equity instruments and across reporting periods. As such the costs are deferred on the balance sheet until the equity instrument is recognized. Deferred costs are subsequently reclassified as a deduction from equity when the equity instruments are recognized. If the equity instruments are not subsequently issued, the transaction costs are recognized as an expense.
Proceeds from the issue of common share purchase warrants (warrants) treated as equity are recorded as a separate component of equity. Costs incurred on the issue of warrants are netted against proceeds. Warrants issued with common shares are measured at fair value at the date of issue using the Black-Scholes pricing model, which incorporates certain input assumptions including the warrant price, risk-free interest rate, expected warrant life and expected share price volatility. The fair value is included as a component of equity and is transferred from warrants to common shares on exercise.

Provisions
Provisions
A provision is recognized when the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable an outflow of economic benefits will be required to settle the obligation. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation.

Research and development expense
Research and development
Research costs are expensed in the year incurred. Development costs are expensed as incurred except for those that meet the criteria for capitalization, including, among other criteria obtaining final market approval by the regulatory authority, in which case they are capitalized and then amortized over the useful life. No development costs have been capitalized to date.

Stock-based compensation
Stock-based compensation
The Company records stock-based compensation related to employee stock options granted using the estimated fair value of the options at the date of grant. The estimated fair value is expensed as employee benefits over the period in which employees unconditionally become entitled to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related services at the vesting date. The corresponding charge is to contributed surplus which is converted to share capital upon exercise. Any consideration received by the Company in connection with the exercise of stock options is credited to share capital.

Leases	Leases Operating lease payments are recognized in the consolidated statements of operations and comprehensive loss on a straight-line basis over the term of the lease.
Income tax
Income tax
Income tax comprises current and deferred tax. Income tax is recognized in the consolidated statements of operations and comprehensive loss except to the extent that it relates to items recognized directly in shareholders’ equity, in which case the income tax is also recognized directly in shareholders’ equity.
Current tax is the expected tax payable on the taxable income for the period, using tax rates enacted at the end of the reporting period, and any adjustments to tax payable in respect of previous years.
In general, deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred income tax is determined on a non-discounted basis using the tax rates and laws that have been enacted or substantively enacted at the consolidated statements of financial position dates and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable the assets can be recovered.

Earnings (loss) per share
Earnings (loss) per share
Basic earnings (loss) per share (EPS) is calculated by dividing the net income (loss) for the period attributable to equity owners of the Company by the weighted average number of common shares outstanding during the period.
Diluted EPS is calculated by adjusting the weighted average number of common shares outstanding for dilutive instruments. The number of shares included with respect to options, warrants and similar instruments is computed using the treasury stock method. The Company’s potentially dilutive common shares comprise stock options and warrants.

Financial instruments
Financial instruments
Financial assets and liabilities are recognized when the Company becomes a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled or expires.
A derivative is a financial instrument whose value changes in response to a specified variable, requires little or no net investment and is settled at a future date.
IFRS 9 replaces the provisions of IAS 39 that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.
From January 1, 2018 financial assets and liabilities are classified into three categories: amortized cost, fair value through profit or loss (“FVPL”) and fair value through other comprehensive income (“FVOCI”). The classification of financial assets is determined by their context in the Company's business model and by characteristics of the financial assets contractual cash flows.

Financial assets and financial liabilities are measured at fair value on initial recognition, which is typically the transaction price unless a financial instrument contains a significant financing component. Subsequent measurement is dependent on the financial instrument's classification. At initial recognition, the Company classifies its financial instruments in the following categories:

i)
Amortized cost: Cash and cash equivalents, short term investments, accounts receivable and accrued interest receivable and accounts payable and accrued liabilities are measured at amortized cost. The contractual cash flows received from the financial assets are solely payments of principal and interest and are held within a business model whose objective is to collect the contractual cash flows. The financial assets and financial liabilities are subsequently measured at amortized cost using the effective interest method.

ii)
FVPL: The Contingent consideration provided to ILJIN SNT Co., Ltd. (ILJIN) (see note 10) and the derivatives warrant liabilities (see note 11) are measured initially at FVPL and are subsequently measured at fair value with changes in fair value immediately charged to the consolidated statements of operations.

iii)
FVOCI: Financial assets measured at FVOCI are subsequently measured at fair value with changes in fair value being recognized in OCI net of tax. Transaction costs related to the purchase of financial assets are measured at FVOCI. Interest impairment and foreign exchange gains or losses are recognized in the statement of operations while all other gains or losses are recognized in OCI. The Company has not classified any equity instruments at FVOCI.

Until December 31, 2017 the Company classified its financial instruments in the following categories:

i)
Financial assets and liabilities at fair value through profit or loss: a financial asset or liability was classified in this category if acquired principally for the purpose of selling or repurchasing in the short-term.

Financial instruments in this category were recognized initially and subsequently at fair value. Gains and losses arising from changes in fair value were presented in the consolidated statements of operations and comprehensive loss within other expense (income) in the period in which they arose.

ii)
Loans and receivables: Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s loans and receivables comprised accounts receivable and cash. Cash equivalents were also included in current assets due to their short-term nature. Loans and receivables were initially recognized at the amount expected to be received, less, when material, a discount to reduce the loans and receivables to fair value. Subsequently, loans and receivables are measured at amortized cost using the effective interest rate method less a provision for impairment.

iii)
Available for sale financial assets: Available for sale assets are non-derivative financial assets and short term investments that were designated as available for sale and are not categorized into any of the other categories described above. They were initially recognized at fair value including direct and incremental transaction costs. They were subsequently recognized at fair value. Gains and losses arising from changes in fair value were included as a separate component of equity until sale, when the cumulative gain or loss is transferred to the consolidated statements of operations and comprehensive loss. Interest was determined using the effective interest method, and impairment losses and translation differences on monetary items were recognized in the consolidated statements of operations and comprehensive loss.

iv)
Financial liabilities at amortized cost: Financial liabilities at amortized cost are composed of accounts payable and accrued liabilities. Trade payables and accrued liabilities were initially recognized at the amount required to be paid, less, when material, a discount to reduce payables to fair value. Subsequently, accounts payables were measured at amortized cost using the effective interest method. These were classified as current liabilities if payment is due within 12 months. Otherwise, they were presented as non-current liabilities.

v)
Financial liabilities at fair value: Contingent consideration provided to ILJIN SNT Co., Ltd. (ILJIN) (see note 10) and derivative warrant liabilities (see note 11) were financial liabilities recorded at fair value with subsequent changes in fair value recorded in the consolidated statements of operations and comprehensive loss.

Impairment of financial assets
Impairment of financial assets
From January 1, 2018 the Company uses a forward-looking expected credit loss model (“ECL”). The new impairment model will apply to financial assets measured at amortized cost or FVOCI, except for investments in equity instruments, and to contract assets. Under IFRS 9, loss allowances will be measured on either of the following bases: i. 12-month ECLs which are ECLs that result from possible default events within 12 months after the reporting date; and ii. lifetime ECLs which ware ECLs that result from all possible default events over the expected life of a financial instruments.

For receivables, the Company applies the simplified, forward-looking approach permitted by IFRS 9 to measuring ECLs which allows a lifetime expected loss allowance for all trade receivables to be recognized from initial recognition of the receivables. Impairment losses on financial assets carried at amortized cost or FVOCI are reversed in subsequent years if the amount of the loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized. For debt instruments carried at amortized cost , the Company uses a ECL model which depends on whether there has been a significant increase in the credit risk.

Until December 31, 2017 at each statement of financial position date, the Company assessed whether there was objective evidence a financial asset or group of financial assets was impaired. A financial asset or group of financial assets is impaired and impairment losses were incurred if, and only if, there is objective evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset (a loss event), and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that could be reliably estimated. If such evidence existed, the Company recognized an impairment loss.

The amount of the loss was measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount was reduced and the amount of the loss was recognized in the consolidated statements of operations and comprehensive loss. If a loan had a variable interest rate, the discount rate for measuring any impairment loss was the current effective interest rate determined under the contract. For practical reasons, the Company measured impairment on the basis of an instrument’s fair value using an observable market price.

New standards, amendments and interpretations not yet adopted
New accounting standards adopted in the year
The Company has adopted three new and revised standards, effective January 1, 2018. This note explains the impact of the adoption of IFRS 9 Financial Instruments, IFRS 15 Revenue from Contracts with Customers and IFRS 2 Share based payment on the Company’s financial statements that have been applied from January 1, 2018, where they are different to those applied in the prior period.

•	IFRS 9 Financial Instruments
The adoption of IFRS 9 Financial Instruments using the modified retrospective approach on January 1, 2018 (the date of initial application of IFRS 9) results in a change in accounting policy. In accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. The reclassification of financial assets have therefore been recognized in the opening balance sheet on January 1, 2018. The new standard introduces expanded disclosure requirements and changes in presentation, these have minimally impacted the nature and extent of the Company's disclosures. IFRS 9 is a three-part standard to replace IAS 39 Financial Instruments: Recognition and Measurement, addressing new requirements for (i) classification and measurement, (ii) impairment, and (iii) hedge accounting.
Classification and measurement
On January 1, 2018 the Company has assessed which business models apply to the financial assets held by the Company and has classified its financial instruments into the appropriate IFRS 9 categories. There was no impact to the financial liabilities held by the Company.
Cash and cash equivalents, short term investments and accounts receivable are recorded initially at fair value and subsequently at amortized cost using the effective interest method less any provisions for impairment.
The impact to short term investments due to the classification of these assets in accordance with IFRS 9 is outlined below:

	Short term investments	Accumulated other comprehensive loss
Balance at December 31, 2017 – IAS 39	7,833	883
Reclassify investments from available-for-sale to amortized cost	78	(78)
Balance at January 1, 2018 – IFRS 9	7,911	805

The investments held at December 31, 2017 were reclassified from available for sale to amortized cost. At January 1, 2018, the date of initial application, the Company's business model is to hold investments for collection of contractual cash flows, and the cash flows represent solely payments of principal and interest on the principal amount. The fair value loss of $78,000 would have otherwise been recognized in other comprehensive income (OCI) had the short term investments not been reclassified to amortized cost.
There was no impact to cash and cash equivalents and accounts receivable resulting from the adoption of IFRS 9.
Impairment of financial assets
The new impairment model requires the recognition of impairment provisions based on expected credit losses rather than only incurred credit losses as is the case under IAS 39. The Company has a nominal amount of accounts receivable, therefore, the change in impairment methodology due to the new standard does not have a significant impact on the financial statements. The Company's cash and cash equivalents and short term investments are also subject to the impairment requirements of IFRS 9, the identified impairment loss is not material.
Hedge Accounting
The Company had not entered into any hedges as at December 31, 2017 and has not undertaken hedging activities in the year ended December 31, 2018 therefore the hedge accounting section standard is not applicable to the Company at this time and does not have an impact on the financial statements.

•	IFRS 15 Revenues from Contracts with Customers
The adoption of IFRS 15 Revenue from Contracts with customers using the modified retrospective and the completed contract practical expedient approaches on January 1, 2018 (the date of initial application of IFRS 15) does result in a change in accounting policy. However, the adoption did not have a material impact on the financial statements, and as a result the 2017 comparatives are not required to be restated. The new standard replaces IAS 18, Revenue, IAS 11 Construction Contracts, and other interpretive guidance associated with revenue recognition. IFRS 15 provides a single model to determine how and when an entity should recognize revenue, as well as requiring entities to provide more informative, relevant disclosures in respect of its revenue recognition criteria.
The modified retrospective approach results in the cumulative effect, if any, of adoption being recognized at the date of initial application. The Company currently has no product sales or significant sources of revenue, therefore there is no effect upon initial application.

•	IFRS 2 Share based payments
In June, 2016, the IASB issued final amendments to IFRS 2, clarifying how to account for certain types of share based payment transactions. These amendments, which were developed through the IFRS Interpretations Committee, provide requirements on the accounting for: (i) the effect of vesting and non-vesting conditions on the measurement of cash-settled share based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classifications of the transaction from cash-settled to equity-settled. The Company has evaluated the impact of these amendments and as a result have determined that there is no required change to the Company's accounting policy related to Share based payments, and therefore no changes to the consolidated financial statements are required.

New accounting standard not yet adopted

The following standard is effective for annual periods beginning on or after January 1, 2019 and has not been applied in preparing these annual consolidated financial statements.

•	IFRS 16 Leases
In January, 2016, the IASB issued IFRS 16 Leases, which will replace IAS 17 Leases. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. IFRS 16 now requires lessees to recognize a lease liability reflecting future lease payments and a right-of-use asset for virtually all lease contracts. There is an optional exemption for certain short-term leases and leases of low-value assets; however, this exemption can only be applied by lessees. The standard is effective for annual periods beginning on or after January 1, 2019, with earlier adoption if IFRS 15 is also applied. Aurinia has elected to adopt IFRS 16 effective January 1, 2019.

At the date of adoption of IFRS 16, Aurinia will recognize a lease liability and right-of-use asset. The lease liability will be measured at the present value of the future lease payments during the lease term which is estimated to be an average of three years at the date of adoption, discounted using incremental borrowing rates which, in most instances, will be an average interest rate on borrowings for companies comparable to the Company. The right-of-use asset will be initially calculated at an amount equal to the initial value of the lease liability adjusted as required under the standard for specific items. The right-of-use asset is expected to be amortized using the straight-line method from the date of adoption to the end of the lease term. Interest on the lease liability will be calculated using the effective interest method with rent payments reducing the liability. As a result of these changes, there will be a increase in 2019 to interest expense and amortization, and a reduction in Corporate, administration and business development expenses (note 13) on the Statement of Operations and Comprehensive Loss due to the decrease in rent expense. To date, management has identified two facility lease agreements that will have an impact on the consolidated financial statements. As at the reporting date, the non-cancelable commitment related to these two leases is $800,000 (note 20). Management is assessing and quantifying the potential financial impact that the adoption will have on the Company's consolidated financial statements. Management is also currently reviewing Aurinia's non-facility related contracts and agreements to determine whether any of the agreements will impact the Company's consolidated financial statements. The company will be ready to report under IFRS 16 in its first quarter financial statements in 2019.